Share-based compensation - Narratives (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Share-based compensation
Number of shares granted	2,358,458	1,801,088
Share-based compensation expenses	$ 4,100,000	$ 3,900,000	$ 600,000
Bottom of range
Share-based compensation
Incremental discount rate	10.00%
Top of range
Share-based compensation
Option exercisable term (in years)	10 years
Incremental discount rate	25.00%
Vesting schemes one
Share-based compensation
Vesting period	36 months
Vesting percentage	25.00%
Vesting percentage of remaining awards	75.00%
Vesting percentage total	100.00%
Vesting schemes two
Share-based compensation
Vesting period	48 months
Vesting percentage total	100.00%
Vesting schemes three
Share-based compensation
Vesting period	12 months
Vesting percentage total	100.00%